Borrowings - Summary of Detailed Composition of Operational Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 9,307	€ 12,061	[1]	€ 13,635
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 7,562	10,287
Operational funding [member] | Revolving Loan Facility Warehouse Mortgage Loans [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Monthly
Borrowing maturity	2020-22
Borrowings	€ 817	375
Operational funding [member] | SAECURE 14" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2014/19
Borrowings		874
Operational funding [member] | SAECURE 15" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2014/20
Borrowings	€ 917	1,038
Operational funding [member] | SAECURE 16" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2018/23
Borrowings	€ 512	875
Operational funding [member] | EUR 750 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.267%
Coupon date	Annual
Borrowing maturity	2015/20
Borrowings	€ 749	748
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.25%
Coupon date	Annual
Borrowing maturity	2016/23
Borrowings	€ 498	497
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.75%
Coupon date	Annual
Borrowing maturity	2017/27
Borrowings	€ 489	488
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.375%
Coupon date	Annual
Borrowing maturity	2017/24
Borrowings	€ 498	497
Operational funding [member] | Variable Funding Surplus Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2006/36
Borrowings		1,388
Operational funding [member] | FHLB Secured Borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2016/46
Borrowings	€ 1,777	3,495
Operational funding [member] | Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 8	€ 12
Operational funding [member] | EUR 512 million "SAECURE 18" RMBS Note [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2019/25
Borrowings	€ 491
Operational funding [member] | Aegon Bank Senior Non-Preferred debt [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Fixed
Coupon date	Annual
Borrowing maturity	2019/24
Borrowings	€ 497

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.